Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 15, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	CHOICEONE FINANCIAL SERVICES INC
Entity Central Index Key	0000803164
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		3,293,626
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 40.3

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 17,125	$ 19,074
Federal funds sold		5,000
Cash and cash equivalents	17,125	24,074
Securities available for sale (Note 2)	114,276	90,820
Federal Home Loan Bank stock	2,478	2,889
Federal Reserve Bank stock	1,271	1,270
Loans held for sale	1,262	1,610
Loans (Note 3)	320,127	316,940
Allowance for loan losses (Note 3)	(5,213)	(4,729)
Loans, net	314,914	312,211
Premises and equipment, net (Note 5)	12,080	12,525
Other real estate owned, net (Note 7)	1,934	1,953
Cash value of life insurance policies	9,834	9,520
Intangible assets, net (Note 6)	2,172	2,620
Goodwill (Note 6)	13,728	13,728
Other assets	4,840	7,304
Total assets	495,914	480,524
Liabilities
Deposits - noninterest-bearing (Note 8)	78,263	66,932
Deposits - interest-bearing (Note 8)	325,102	322,952
Total deposits	403,365	389,884
Repurchase agreements (Note 9)	21,869	22,249
Advances from Federal Home Loan Bank (Note 10)	8,447	8,473
Other liabilities (Notes 11 and 13)	4,329	5,605
Total liabilities	438,010	426,211
Shareholders' Equity (Note 21)
Preferred stock; shares authorized: 100,000; shares outstanding: none
Common stock and paid-in capital, no par value; shares authorized: 7,000,000; shares outstanding: 3,293,269 in 2011 and 3,280,515 in 2010 (Note 14)	46,602	46,461
Retained earnings	8,887	6,952
Accumulated other comprehensive income, net (Note 16)	2,415	900
Total shareholders' equity	57,904	54,313
Total liabilities and shareholders' equity	$ 495,914	$ 480,524

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred stock, authorized	100,000	100,000
Preferred stock, outstanding	0	0
Common stock and paid in capital, no par value
Common stock and paid in capital shares, authorized	7,000,000	7,000,000
Common stock and paid in capital shares, outstanding	3,293,269	3,280,515

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Loans, including fees	$ 18,398	$ 19,081	$ 19,915
Securities
Taxable	1,789	1,460	1,390
Tax exempt	1,268	1,398	1,774
Other	20	22	7
Total interest income	21,475	21,961	23,086
Interest expense
Deposits	2,956	3,914	5,553
Advances from Federal Home Loan Bank	307	748	1,186
Other borrowings	290	304	351
Total interest expense	3,553	4,966	7,090
Net interest income	17,922	16,995	15,996
Provision for loan losses (Note 3)	3,700	3,950	4,875
Net interest income after provision for loan losses	14,222	13,045	11,121
Noninterest income
Customer service charges	3,454	3,160	3,177
Insurance and investment commissions	672	690	690
Gains on sales of loans (Note 4)	672	682	601
Gains on sales of securities (Note 2)	129	537	402
Loss on other than temporary impairment of securities (Note 2)		(94)	(47)
Gains (losses) on sales and write-downs of other assets (Note 7)	29	(432)	(434)
Earnings on life insurance policies	354	360	365
Other income	829	666	667
Total noninterest income	6,139	5,569	5,421
Noninterest expense
Salaries and benefits (Notes 13 and 14)	7,348	7,040	6,902
Occupancy and equipment (Note 5)	2,247	2,157	2,227
Data processing	1,740	1,651	1,599
Professional fees	793	675	629
Supplies and postage	517	497	504
Advertising and promotional	160	168	124
Intangible asset amortization (Note 6)	448	448	469
Loan and collection expense	575	678	777
FDIC insurance	488	641	785
Other expense	1,472	1,294	1,243
Total noninterest expense	15,788	15,249	15,259
Income before income tax	4,573	3,365	1,283
Income tax expense/(benefit) (Note 11)	1,060	654	(195)
Net income	$ 3,513	$ 2,711	$ 1,478
Basic earnings per common share (Note 15)	$ 1.07	$ 0.83	$ 0.45
Diluted earnings per common share (Note 15)	$ 1.07	$ 0.83	$ 0.45
Dividends declared per common share	$ 0.48	$ 0.48	$ 0.48

Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock And Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income, Net [Member]	Total
Balance at Dec. 31, 2008	$ 46,171	$ 5,898	$ 116	$ 52,185
Balance, shares at Dec. 31, 2008	3,246,109
Comprehensive income:
Net income		1,478		1,478
Net change in unrealized gain on securities available for sale			665	665
Net change in funded status of post-retirement benefit plan			6	6
Total comprehensive income				2,149
Shares issued	126			126
Shares issued, shares	19,605
Change in ESOP repurchase obligation	(4)			(4)
Stock-based compensation	22			22
Effect of employee stock purchases	11			11
Cash dividends declared ($0.48 per share)		(1,563)		(1,563)
Balance at Dec. 31, 2009	46,326	5,813	787	52,926
Balance, shares at Dec. 31, 2009	3,265,714
Comprehensive income:
Net income		2,711		2,711
Net change in unrealized gain on securities available for sale			127	127
Net change in funded status of post-retirement benefit plan			(14)	(14)
Total comprehensive income				2,824
Shares issued	125			125
Shares issued, shares	14,805
Shares cancelled, shares	(4)
Change in ESOP repurchase obligation	(16)			(16)
Stock-based compensation	15			15
Effect of employee stock purchases	11			11
Cash dividends declared ($0.48 per share)		(1,572)		(1,572)
Balance at Dec. 31, 2010	46,461	6,952	900	54,313
Balance, shares at Dec. 31, 2010	3,280,515
Comprehensive income:
Net income		3,513		3,513
Net change in unrealized gain on securities available for sale			1,530	1,530
Net change in funded status of post-retirement benefit plan			(15)	(15)
Total comprehensive income				5,028
Shares issued	127			127
Shares issued, shares	12,754
Change in ESOP repurchase obligation	(1)			(1)
Stock-based compensation	5			5
Effect of employee stock purchases	10			10
Cash dividends declared ($0.48 per share)		(1,578)		(1,578)
Balance at Dec. 31, 2011	$ 46,602	$ 8,887	$ 2,415	$ 57,904
Balance, shares at Dec. 31, 2011	3,293,269

Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Dividends declared, cash	$ 0.48	$ 0.48	$ 0.48

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 3,513	$ 2,711	$ 1,478
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan losses	3,700	3,950	4,875
Depreciation	944	903	974
Amortization	1,300	1,173	1,102
Compensation expense on stock options and employee purchases	15	26	33
Gains on sales of securities	(129)	(537)	(402)
Loss on other than temporary impairment of securities		94	47
Gains on sales of loans	(672)	(682)	(601)
Loans originated for sale	(25,685)	(28,816)	(27,598)
Proceeds from loan sales	26,611	28,088	27,983
Earnings on bank-owned life insurance	(354)	(360)	(365)
(Gains)/losses on sales of other real estate owned	(279)	(96)	7
Write-downs of other real estate owned	255	528	442
Proceeds from sales of other real estate owned	3,015	1,174	4,200
Deferred federal income tax expense/(benefit)	378	(163)	(410)
Net change in:
Other assets	2,391	875	(2,289)
Other liabilities	(2,458)	357	(241)
Net cash from operating activities	12,545	9,225	9,235
Cash flows from investing activities:
Sales of securities available for sale	3,310	6,059	8,171
Maturities, prepayments and calls of securities available for sale	18,687	22,271	27,180
Purchases of securities available for sale	(43,651)	(44,063)	(31,269)
Purchase of Federal Reserve Bank stock	(1)		(1)
Sale of Federal Home Loan Bank stock	411
Loan originations and payments, net	(9,375)	875	(4,381)
Additions to premises and equipment	(499)	(1,510)	(816)
Net cash from investing activities	(31,118)	(16,368)	(1,116)
Cash flows from financing activities:
Net change in deposits	13,481	24,874	18,012
Net change in repurchase agreements	(380)	1,565	1,898
Proceeds from Federal Home Loan Bank advances	250		37,000
Payments on Federal Home Loan Bank advances	(276)	(13,525)	(55,002)
Issuance of common stock	127	125	126
Cash dividends	(1,578)	(1,572)	(1,563)
Net cash from financing activities	11,624	11,467	471
Net change in cash and cash equivalents	(6,949)	4,324	8,590
Beginning cash and cash equivalents	24,074	19,750	11,160
Ending cash and cash equivalents	17,125	24,074	19,750
Supplemental disclosures of cash flow information:
Cash paid for interest	3,608	5,112	7,288
Cash paid for income taxes	765	285	31
Loans transferred to other real estate owned	2,972	1,358	3,489
Other real estate owned transferred to premises and equipment			$ 331

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 1 – Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include ChoiceOne Financial Services, Inc., its wholly-owned subsidiary, ChoiceOne Bank, and ChoiceOne Bank's wholly-owned subsidiary, ChoiceOne Insurance Agencies, Inc. (together referred to as "ChoiceOne"). Intercompany transactions and balances have been eliminated in consolidation.

Nature of Operations

ChoiceOne Bank (the "Bank") is a full-service community bank that offers commercial, consumer, and real estate loans as well as traditional demand, savings and time deposits to both commercial and consumer clients in portions of Kent, Muskegon, Newaygo, and Ottawa counties in Michigan. Substantially all loans are secured by specific items of collateral including business assets, consumer assets, and real estate. Commercial loans are expected to be repaid from the cash flows from operations of businesses. Real estate loans are collateralized by either residential or commercial real estate.

ChoiceOne Insurance Agencies, Inc. (the "Insurance Agency") is a wholly-owned subsidiary of the Bank. The Insurance Agency sells insurance policies such as life and health for both commercial and consumer clients. The Insurance Agency also offers alternative investment products such as annuities and mutual funds through a registered broker.

Together, the Bank and the Insurance Agency account for substantially all of ChoiceOne's assets, revenues and operating income.

Use of Estimates

To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, ChoiceOne's management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided. Actual results may differ from these estimates. Estimates associated with securities available for sale, the allowance for loan losses, other real estate owned, core deposit intangible assets, loan servicing rights, goodwill, and fair values of certain financial instruments are particularly susceptible to change.

Cash and Cash Equivalents

Cash and cash equivalents are defined to include cash on hand, demand deposits with other banks, and federal funds sold. Cash flows are reported on a net basis for customer loan and deposit transactions, deposits with other financial institutions, and short-term borrowings with original terms of 90 days or less.

Securities

Securities are classified as available for sale because they might be sold before maturity. Securities classified as available for sale are carried at fair value, with unrealized holding gains and losses reported separately in the accumulated other comprehensive income or loss section of shareholders' equity, net of tax effect. Restricted investments in Federal Reserve Bank stock and Federal Home Loan Bank stock are carried at cost. Equity securities consist of investments in preferred stock, trust-preferred securities, and investments in common stock of other financial institutions.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized using the level-yield method without anticipating prepayments. Gains or losses on sales are recorded on the trade date based on the amortized cost of the security sold.

Management evaluates securities for other-than-temporary impairment ("OTTI") on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The evaluation of securities includes consideration given to the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, whether the market decline was affected by macroeconomic conditions and whether ChoiceOne has the intent to sell the security or more likely than not will be required to sell the security before its anticipated recovery. In analyzing an issuer's financial condition, management may consider whether the securities are issued by the federal government or its agencies, or U.S. Government sponsored enterprises, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer's financial condition. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether ChoiceOne intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis. If ChoiceOne intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, the OTTI shall be recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment. If a security is determined to be other-than-temporarily impaired, but ChoiceOne does not intend to sell the security, only the credit portion of the estimated loss is recognized in earnings, with the other portion of the loss recognized in other comprehensive income.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs, and an allowance for loan losses. Loans held for sale are reported at the lower of cost or market, on an aggregate basis.

Interest income on loans is reported on the interest method and includes amortization of net deferred loan fees and costs over the estimated loan term. Interest on loans is accrued based upon the principal balance outstanding. The accrual of interest is discontinued at the time at which commercial loans are 90 days past due unless the loan is secured by sufficient collateral and in the process of collection. Interest on consumer or real estate secured loans is discontinued at the time at which the loan is 120 days past due unless the credit is secured by sufficient collateral and in the process of collection. Past due status is based on the contractual terms of the loan. In all cases, loans are placed into nonaccrual status or charged off at an earlier date if collection of principal or interest is considered doubtful. Interest accrued but not received is reversed against interest income when the loans are placed into nonaccrual status. Interest received on such loans is applied to principal until qualifying for return to accrual. Loans are returned to accrual basis when all the principal and interest amounts contractually due are brought current and future payment is reasonably assured.

Allowance for Loan Losses

The allowance for loan losses is a valuation allowance for probable incurred credit losses. The allowance is increased by the provision for loan losses and decreased by loans charged off less any recoveries of charged off loans. Management estimates the allowance balance required based on past loan loss experience, the nature and volume of the loan portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, should be charged off. Loan losses are charged against the allowance when management believes the collectibility of a loan balance is not possible.

The allowance consists of general and specific components. The general component covers non-classified loans and is based on historical loss experience adjusted for current factors. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful.

A loan is impaired when full payment under the loan terms is not expected. Commercial loans are evaluated for impairment on an individual loan basis. If a loan is considered impaired, a portion of the allowance for loan losses is allocated to the loan so that it is reported, net, at the present value of estimated future cash flows using the loan's existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Large groups of smaller balance homogeneous loans such as consumer and real estate mortgage loans are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Land is carried at cost. Land improvements are depreciated using the straight-line method with useful lives ranging from 7 to 15 years. Building and related components are depreciated using the straight-line method with useful lives ranging from 5 to 39 years. Leasehold improvements are depreciated over the shorter of the estimated life or the lease term. Furniture and equipment are depreciated using the straight-line method with useful lives ranging from 3 to 7 years. Fixed assets are periodically reviewed for impairment when events indicate their carrying amounts may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Other Real Estate Owned

Real estate properties acquired in the collection of a loan are initially recorded at fair value at acquisition establishing a new cost basis. Any reduction to fair value from the carrying value of the related loan is accounted for as a loan loss. After acquisition, a valuation allowance reduces the reported amount to the lower of the initial amount or fair value less costs to sell. Expenses to repair or maintain properties are included within other noninterest expenses. Gains and losses upon disposition and changes in the valuation allowance are reported net within other noninterest income.

Loan Servicing Rights

Servicing rights represent the allocated value of servicing rights on loans sold with servicing retained. Servicing rights are expensed in proportion to, and over the period of, estimated net servicing revenues. Impairment is evaluated based on the fair value of the rights, using groupings of the underlying loans as to interest rates and then, secondarily, as to geographic and prepayment characteristics. Fair value is determined using prices for similar assets with similar characteristics when available or based upon discounted cashflows using market-based assumptions. Any impairment of a grouping is reported as a valuation allowance.

Goodwill

Goodwill results from business acquisitions and represents the excess of the purchase price over the fair value of the acquired tangible assets and liabilities and identifiable intangible assets. Goodwill is assessed at least annually for impairment and any such impairment will be recognized in the period identified.

Loan Commitments and Related Financial Instruments

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit issued to meet financing needs of customers. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Employee Benefit Plans

ChoiceOne's 401(k) plan allows participants to contribute up to the IRS maximum. Contributions from ChoiceOne to its 401(k) plan are discretionary. ChoiceOne also allows retired employees to participate in its health insurance plan. Employees who have attained age 55 and completed at least ten years of service to ChoiceOne are eligible to participate as a retiree until they are eligible for Medicare. These postretirement benefits are accrued during the years in which the employee provides service.

Employee Stock Ownership Plan

The cost of shares issued to the Employee Stock Ownership Plan (the "ESOP") but not yet allocated to participants is presented as a reduction of shareholders' equity. Compensation expense is recorded based on the market price of the shares as they are committed to be released for allocation to participant accounts. The difference between the market price and the cost of shares committed to be released is recorded as an adjustment to additional paid-in capital. Dividends on allocated ESOP shares are recorded as a reduction of retained earnings while dividends on unallocated ESOP shares are reflected as a reduction of debt and accrued interest. Upon distribution of shares to a participant, the participant has the right to require the Company to purchase his or her shares at fair value in accordance with the terms and conditions of the ESOP. As such, these shares are not classified in shareholders' equity as permanent equity.

Income Taxes

Income tax expense is the sum of the current year income tax due and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

Earnings Per Share

Basic earnings per common share ("EPS") is based on weighted-average common shares outstanding. The weighted-average number of shares used in the computation of basic and diluted EPS includes shares allocated to the ESOP. Diluted EPS further assumes issue of any dilutive potential common shares issuable under stock options.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income or loss. Other comprehensive income or loss includes unrealized gains and losses on securities available for sale, net of tax, and changes in the funded status of postretirement plans which are also recognized as a separate component of shareholders' equity.

Loss Contingencies

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe that there are any such matters that may have a material effect on the financial statements.

Cash Restrictions

Cash on hand or on deposit with the Federal Reserve Bank of $111,000 and $83,000 was required to meet regulatory reserve and clearing requirements at December 31, 2011 and 2010, respectively. The balance in excess of the amount required was interest-bearing as of December 31, 2011 and December 31, 2010.

Stock-Based Compensation

ChoiceOne records stock-based compensation cost using the fair value method. Compensation costs related to stock options granted is disclosed in Note 14.

Dividend Restrictions

Banking regulations require the maintenance of certain capital levels and may limit the amount of dividends that may be paid by the Bank to ChoiceOne (see Note 21).

Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, which are more fully documented in Note 19 to the consolidated financial statements. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Operating Segments

While ChoiceOne's management monitors the revenue streams of various products and services for the Bank and Insurance Agency, operations and financial performance are evaluated on a company-wide basis. Accordingly, all of the financial service operations are considered by management to be aggregated into one reportable operating segment.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS ("ASU 2011-08"). The standard clarifies existing fair value measurement and disclosure requirements and changes existing principles and disclosure guidance. Clarifications were made to the relevancy of the highest and best use valuation concept, measurement of an instrument classified in an entity's shareholder's equity and disclosure of quantitative information about the unobservable inputs for level 3 fair value measurements. Changes to existing principles and disclosures included measurement of financial instruments managed within a portfolio, the application of premiums and discounts in fair value measurement, and additional disclosures related to fair value measurements. The updated guidance and requirements are effective for financial statements issued for the first interim or annual period beginning after December 15, 2011, and will be applied prospectively. The adoption of this standard is not expected to have a material effect on ChoiceOne's consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income ("ASU 2011-05"). This standard requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but continuous statements. This standard eliminates the option to present the components of other comprehensive income (OCI) as part of the statement of equity. This standard is effective for fiscal years ending after December 15, 2012. The implementation of this standard will only change the presentation of comprehensive income; it will not have an impact on ChoiceOne's consolidated financial position or results of operations. In December 2011, the FASB issued ASU 2011-12. This standard defers the requirement to present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other: Testing Goodwill for Impairment ("ASU 2011-08"), to simplify how entities test goodwill for impairment. Prior to ASU 2011-08, an entity was required to perform a two-step test to assess goodwill for impairment. The first step compared the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit was less than its carrying value, the second step was used to measure the amount of the impairment loss, if any. ASU 2011-08 permits an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing appropriate events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then it is not required to perform the two-step impairment test for the reporting unit. ASU 2011-08 applies to both an entity's annual and interim goodwill impairment tests. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011 and early adoption is permitted. ChoiceOne plans to adopt ASU 2011-08 as of January 1, 2012. The adoption of ASU 2011-08 is not expected to have a material impact on ChoiceOne's consolidated financial condition or results of operations.

Reclassifications

Certain amounts presented in prior year consolidated financial statements have been reclassified to conform to the current year's presentation.

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities

Note 2 – Securities

The fair value of securities available for sale and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) at December 31 were as follows:

(Dollars in thousands)

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. Government and federal agency	$39,829	$584	$—	$40,413
State and municipal	51,859	2,729	(89)	54,499
Mortgage-backed	9,511	276	(7)	9,780
Corporate	5,914	100	(3)	6,011
FDIC-guaranteed financial institution debt	2,010	28	—	2,038
Equity securities	1,751	16	(232)	1,535

Total	$110,874	$3,733	$(331)	$114,276

(Dollars in thousands)	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. Government and federal agency	$28,737	$382	$(53)	$29,066
State and municipal	47,067	926	(373)	47,620
Mortgage-backed	7,307	298	(6)	7,599
Corporate	2,854	36	(7)	2,883
FDIC-guaranteed financial institution debt	2,020	33	—	2,053
Equity securities	1,752	9	(162)	1,599

Total	$89,737	$1,684	$(601)	$90,820

Information regarding sales of securities available for sale follows:

(Dollars in thousands)

	2011	2010	2009

Proceeds from sales of securities	$3,310	$6,059	$8,171
Gross realized gains	133	540	414
Gross realized losses	4	3	12
Loss on other than temporary impairment	—	94	47

Contractual maturities of securities available for sale at December 31, 2011 were as follows:

(Dollars in thousands)

Fair Value
Due within one year	$22,840
Due after one year through five years	56,661
Due after five years through ten years	22,872
Due after ten years	588

Total debt securities	102,961
Mortgage-backed securities, not due at a specific date	9,780
Equity securities	1,535

Total	$114,276

Various securities were pledged as collateral for securities sold under agreements to repurchase. The carrying amount of securities pledged as collateral at December 31 was as follows:

(Dollars in thousands)

	2011	2010

Securities pledged for securities sold under agreements to repurchase	$27,421	$27,509

Securities with unrealized losses at year-end 2011 and 2010, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, were as follows:

(Dollars in thousands)

	2011

	Less than 12 months		More than 12 months		Total

	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and municipal	$2,938	$ (28)	$1,245	$ (61)	$4,183	$ (89)
Mortgage-backed	2,045	(7)	–	–	2,045	(7)
Corporate	1,023	(3)	–	–	1,023	(3)
Equity securities	–	–	768	(232)	768	(232)

Total temporarily impaired	$6,006	$ (38)	$2,013	$ (293)	$8,019	$ (331)

(Dollars in thousands)	2010

	Less than 12 months		More than 12 months		Total

	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Government and federal agency	$4,663	$(53)	$–	$–	$4,663	$(53)
State and municipal	11,341	(297)	1,460	(76)	12,801	(373)
Mortgage-backed	938	(6)	–	–	938	(6)
Corporate	540	(7)	–	–	540	(7)
Equity securities	–	–	838	(162)	838	(162)

Total temporarily impaired	$17,482	$(363)	$2,298	$(238)	$19,780	$(601)

One municipal security with a fair value of $306,000 was considered to be other than temporarily impaired as of December 31, 2011. The issuer of the security defaulted upon its maturity of September 1, 2009. Impairment losses of $47,000 in 2009 and $94,000 in 2010 had been recorded due to uncertainty as to when principal repayment would be received. Settlement was reached with the security's issuer in December 2011 and ChoiceOne anticipates it will receive the remaining carrying value of its security in the first quarter of 2012. In the case of the remaining state and municipal securities, ChoiceOne does not intend to sell the securities prior to a recovery in their value nor is it likely that ChoiceOne would be forced to sell them. Equity securities included a Money Market Preferred auction rate security (MMP) with a fair value of $768,000 as of December 31, 2011. Auctions remain active for the MMP and interest payments have remained current.

ChoiceOne evaluates all securities on a quarterly basis for other than temporary impairment. Consideration is given to the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability of ChoiceOne to retain its investment in the issue for a period of time sufficient to allow for any anticipated recovery in fair value. No other than temporary impairments were recorded in 2011 and the impairment described in the previous paragraph was the only other than temporary impairment recorded in 2010.

Loans And Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Loans And Allowance For Loan Losses [Abstract]
Loans And Allowance For Loan Losses

Note 3 – Loans and Allowance for Loan Losses

The Bank's loan portfolio as of December 31 was as follows:

(Dollars in thousands)

	2011	2010

Agricultural	$38,929	$29,681
Commercial and industrial	58,685	55,947
Consumer	18,657	16,709
Real estate – commercial	106,250	116,351
Real estate - construction	1,169	853
Real estate - residential	96,437	97,399

Loans, gross	320,127	316,940
Allowance for loan losses	(5,213)	(4,729)

Loans, net	$314,914	$312,211

Activity in the allowance for loan losses was as follows:

(Dollars in thousands)

	2011	2010	2009

Balance, beginning of year	$4,729	$4,322	$3,600
Provision charged to expense	3,700	3,950	4,875
Recoveries credited to the allowance	452	341	541
Loans charged off	(3,668)	(3,884)	(4,694)

Balance, end of year	$5,213	$4,729	$4,322

ChoiceOne manages its credit risk through the use of its loan policy and its loan approval process and by monitoring of loan credit performance. The loan approval process for commercial loans involves individual and group approval authorities. Individual authority levels are based on the experience of the lender. Group authority approval levels can consist of an internal loan committee that includes the Bank's President or Senior Lender and other loan officers for loans that exceed individual approval levels, or a loan committee of the Board of Directors for larger commercial loans. Most consumer loans are approved by individual loan officers based on standardized underwriting criteria, with larger consumer loans subject to approval by the internal loan committee.

Ongoing credit review of commercial loans is the responsibility of the loan officers. ChoiceOne's internal credit committee meets at least monthly and reviews loans with payment issues and loans with a risk rating of 5, 6, or 7. Risk ratings of commercial loans are reviewed periodically and adjusted if needed. ChoiceOne's consumer loan portfolio is primarily monitored on an exception basis. Loans where payments are past due are turned over to the Bank's collection department, who works with the borrower to bring payments current or takes other actions when necessary. In addition to internal reviews of credit performance, ChoiceOne contracts with a third party for independent loan review that monitors the loan approval process and the credit quality of the loan portfolio.

Activity in the allowance for loan losses and balances in the loan portfolio were as follows:

(Dollars in thousands)

	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Unallocated	Total

2011
Allowance for Loan Losses
Beginning balance	$181	$641	$243	$1,729	$2	$1,554	$379	$4,729
Charge-offs	(45)	(228)	(361)	(1,357)	–	(1,677)	–	(3,668)
Recoveries	10	32	217	89	–	104	–	452
Provision	(91)	164	98	1,838	32	1,866	(207)	3,700

Ending balance	$55	$609	$197	$2,299	$34	$1,847	$172	$5,213

Individually evaluated for impairment	$–	$7	$–	$424	$–	$–	$–	$431

Collectively evaluated for impairment	$55	$602	$197	$1,875	$34	$1,847	$172	$4,782

Loans
Individually evaluated for impairment	$–	$163	$–	$2,758	$–	$1,580		$4,501
Collectively evaluated for impairment	38,929	58,522	18,657	103,492	1,169	94,857		315,626

Ending balance	$38,929	$58,685	$18,657	$106,250	$1,169	$96,437		$320,127

2010
Allowance for Loan Losses
Beginning balance	$124	$735	$306	$1,546	$3	$1,590	$18	$4,322
Charge-offs	–	(765)	(444)	(1,523)	–	(1,152)	–	(3,884)
Recoveries	–	68	230	16	–	27	–	341
Provision	57	603	151	1,690	(1)	1,089	361	3,950

Ending balance	$181	$641	$243	$1,729	$2	$1,554	$379	$4,729

Individually evaluated for impairment	$–	$50	$–	$531	$–	$–	$–	$581

Collectively evaluated for impairment	$181	$591	$243	$1,198	$2	$1,554	$379	$4,148

Loans
Individually evaluated for impairment	$39	$272	$–	$3,529	$–	$2,733		$6,573
Collectively evaluated for impairment	29,642	55,675	16,709	112,822	853	94,666		310,367

Ending balance	$29,681	$55,947	$16,709	$116,351	$853	$97,399		$316,940

	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Unallocated	Total

2009
Allowance for Loan Losses
Beginning balance	$–	$754	$351	$1,100	$5	$1,124	$266	$3,600
Charge-offs	–	(1,558)	(535)	(1,218)	(14)	(1,369)	–	(4,694)
Recoveries	–	102	246	58	29	106	–	541
Provision	124	1,437	244	1,606	(17)	1,729	(248)	4,875

Ending balance	$124	$735	$306	$1,546	$3	$1,590	$18	$4,322

Individually evaluated for impairment	$29	$52	$–	$1,031	$–	$–	$–	$1,112

Collectively evaluated for impairment	$95	$683	$306	$515	$3	$1,590	$18	$3,210

Loans
Individually evaluated for impairment	$378	$698	$–	$6,886	$–	$1,785		$9,747
Collectively evaluated for impairment	30,944	53,266	16,285	114,214	1,158	97,102		312,969

Ending balance	$31,322	$53,964	$16,285	$121,100	$1,158	$98,887		$322,716

The process to monitor the credit quality of ChoiceOne's loan portfolio includes tracking (1) the risk ratings of business loans, (2) the level of classified business loans, and (3) delinquent and nonperforming consumer loans. Business loans are risk rated on a scale of 1 to 8. A description of the characteristics of the ratings follows:

Risk rating 1 through 3: These loans are considered pass credits. They exhibit acceptable to exceptional credit risk and demonstrate the ability to repay the loan from normal business operations.

Risk rating 4: These loans are considered watch credits. They have potential developing weaknesses that, if not corrected, may cause deterioration in the ability of the borrower to repay the loan. While a loss is possible for a loan with this rating, it is not anticipated.

Risk rating 5: These loans are considered special mention credits. Loans in this risk rating are considered to be inadequately protected by the net worth and debt service coverage of the borrower or of any pledged collateral. These loans have well defined weaknesses that may jeopardize the borrower's ability to repay the loan. If the weaknesses are not corrected, loss of principal and interest could be probable.

Risk rating 6: These loans are considered substandard credits. These loans have well defined weaknesses, the severity of which makes collection of principal and interest in full questionable. Loans in this category may be placed on nonaccrual status.

Risk rating 7: These loans are considered doubtful credits. Some loss of principal and interest has been determined to be probable. The estimate of the amount of loss could be affected by factors such as the borrower's ability to provide additional capital or collateral. Loans in this category are on nonaccrual status.

Risk rating 8: These loans are considered loss credits. They are considered uncollectible and will be charged off against the allowance for loan losses.

Information regarding the Bank's credit exposure as of December 31 was as follows:

(Dollars in thousands)

Corporate Credit Exposure - Credit Risk Profile By Creditworthiness Category

	Agricultural		Commercial and Industrial		Commercial Real Estate

	2011	2010	2011	2010	2011	2010

Risk ratings 1 to 3	$26,697	$19,493	$34,258	$32,624	$51,437	$64,020
Risk rating 4	9,499	8,919	21,993	20,198	33,462	31,921
Risk rating 5	2,672	1,017	1,669	2,703	14,313	14,069
Risk rating 6	57	213	680	251	5,009	5,412
Risk rating 7	4	39	85	171	2,029	929

	$38,929	$29,681	$58,685	$55,947	$106,250	$116,351

Consumer Credit Exposure - Credit Risk Profile Based On Payment Activity

	Consumer		Construction Real Estate		Residential Real Estate

	2011	2010	2011	2010	2011	2010

Performing	$18,634	$16,519	$1,169	$853	$95,732	$92,885
Nonperforming	23	190	—	—	705	4,514

	$18,657	$16,709	$1,169	$853	$96,437	$97,399

The following schedule provides information on loans that were considered troubled debt restructurings ("TDRs") as of December 31, 2011 that were modified during the year ended December 31, 2011:

(Dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Commercial and industrial	1	$48	$48
Commercial real estate	7	1,789	1,789
Residential real estate	5	639	639

	13	$2,476	$2,476

The pre-modification and post-modification outstanding recorded investment represents amounts as of the date of loan modification. If a difference exists between the pre-modification and post-modification outstanding recorded investment, it represents impairment recognized through the provision for loan losses computed based on a loan's post-modification present value of expected future cash flows discounted at the loan's original effective interest rate. If no difference exists, a loss is not expected to be incurred based on an assessment of the borrower's expected cash flows.

The following schedule provides information on TDRs as of December 31, 2011 where the borrower was past due with respect to principal and/or interest for 30 days or more during the year ended December 31, 2011 that had been modified during the year prior to the default:

(Dollars in thousands)	Number of Loans	Recorded Investment

Commercial and industrial	1	$48
Commercial real estate	3	1,135
Residential real estate	7	865

	11	$2,048

Loans are classified as performing when they are current as to principal and interest payments or are past due on payments less than 90 days. Loans are classified as nonperforming when they are past due 90 days or more as to principal and interest payments or are considered a troubled debt restructuring.

Impaired loans by loan category as of December 31 follow:

(Dollars in thousands)

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

2011
With no related allowance recorded
Agricultural	$—	$—	$—	$45	$—
Commercial and industrial	102	105	—	167	—
Commercial real estate	1,122	1,538	—	2,369	15
Residential real estate	1,580	1,580	—	1,620	50

Subtotal	2,804	3,223	—	4,201	65

With an allowance recorded
Agricultural	—	—	—	—	—
Commercial and industrial	61	63	7	85	—
Commercial real estate	1,636	2,120	424	1,490	6
Residential real estate	—	—	—	—	—

Subtotal	1,697	2,183	431	1,575	6

Total
Agricultural	—	—	—	45	—
Commercial and industrial	163	168	7	252	—
Commercial real estate	2,758	3,658	424	3,859	21
Residential real estate	1,580	1,580	—	1,620	50

Total	$4,501	$5,406	$431	$5,776	$71

2010
With no related allowance recorded
Agricultural	$39	$44	$—	$165	$—
Commercial and industrial	222	229	—	211	(5)
Commercial real estate	1,914	2,385	—	1,951	(2)
Residential real estate	2,733	2,736	—	2,640	170

Subtotal	4,908	5,394	—	4,967	163

With an allowance recorded
Agricultural	—	—	—	65	—
Commercial and industrial	50	50	50	464	12
Commercial real estate	1,615	1,672	531	3,591	(3)
Residential real estate	—	—	—	—	—

Subtotal	1,665	1,722	581	4,120	9

Total
Agricultural	39	44	—	230	—
Commercial and industrial	272	279	50	675	7
Commercial real estate	3,529	4,057	531	5,542	(5)
Residential real estate	2,733	2,736	—	2,640	170

Total	$6,573	$7,116	$581	$9,087	$172

An aging analysis of loans by loan category as of December 31 follows:

(Dollars in thousands)

	30 to 59 Days (1)	60 to 89 Days (1)	Greater Than 90 Days (1)	Total (1)	Loans Not Past Due	Total Loans	90 Days Past Due and Accruing

2011
Agricultural	$151	$–	$22	$173	$38,756	$38,929	$–
Commercial and industrial	541	143	97	781	57,904	58,685	–
Consumer	104	52	23	179	18,478	18,657	2
Commercial real estate	1,752	713	1,816	4,281	101,969	106,250	–
Construction real estate	–	–	–	–	1,169	1,169	–
Residential real estate	1,320	1,015	705	3,040	93,397	96,437	68

	$3,868	$1,923	$2,663	$8,454	$311,673	$320,127	$70

2010
Agricultural	$71	$7	$39	$117	$29,564	$29,681	$–
Commercial and industrial	133	175	142	450	55,497	55,947	–
Consumer	84	41	29	154	16,555	16,709	23
Commercial real estate	266	646	2,129	3,041	113,310	116,351	–
Construction real estate	–	–	–	–	853	853	–
Residential real estate	1,223	833	2,249	4,305	93,094	97,399	–

	$1,777	$1,702	$4,588	$8,067	$308,873	$316,940	$23

(1)	Includes nonaccrual loans.

Nonaccrual loans by loan category as of December 31 follow:

(Dollars in thousands)

	2011	2010

Agricultural	$26	$64
Commercial and industrial	143	256
Consumer	22	5
Commercial real estate	2,790	3,302
Construction real estate	–	–
Residential real estate	1,174	2,646

	$4,155	$6,273

Mortgage Banking	12 Months Ended
Dec. 31, 2011
Mortgage Banking [Abstract]
Mortgage Banking

Note 4 – Mortgage Banking

Activity during the year was as follows:

(Dollars in thousands)

	2011	2010	2009

Loans originated for resale, net of principal payments	$25,685	$28,816	$27,598
Proceeds from loan sales	26,611	28,088	27,983
Net gains on sales of loans held for sale	672	682	601
Loan servicing fees, net of amortization	161	41	4

Loans serviced for others are not reported as assets in the accompanying consolidated balance sheets. The unpaid principal balances of these loans were $96 million and $107 million at December 31, 2011 and 2010, respectively. The Bank maintains custodial escrow balances in connection with these serviced loans; however, such escrows were immaterial at December 31, 2011 and 2010.

Activity for loan servicing rights was as follows:

(Dollars in thousands)

	2011	2010	2009

Balance, beginning of year	$347	$491	$580
Capitalized	95	122	210
Amortization	(121)	(266)	(299)

Balance, end of year	$321	$347	$491

The fair value of loan servicing rights was $797,000 and $852,000 as of December 31, 2011 and 2010, respectively. Consequently, a valuation allowance was not necessary at year-end 2011 or 2010. The fair value of servicing rights at December 31, 2011 was determined using a discount rate of 7.7% and prepayment speeds ranging from 7% to 26%. The fair value of servicing rights at December 31, 2010 was determined using a discount rate of 7.7% and prepayment speeds ranging from 0% to 35%.

Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

Note 5 – Premises and Equipment

As of December 31, premises and equipment consisted of the following:

(Dollars in thousands)

	2011	2010

Land and land improvements	$4,084	$4,025
Leasehold improvements	36	36
Buildings	11,080	10,950
Furniture and equipment	3,768	4,178

Total cost	18,968	19,189
Accumulated depreciation	(6,888)	(6,664)

Premises and equipment, net	$12,080	$12,525

Depreciation expense was $944,000, $903,000, and $974,000 for 2011, 2010 and 2009, respectively.

The Bank leases certain branch properties and automated-teller machine locations in its normal course of business. Rent expense totaled $75,000, $78,000, and $71,000 for 2011, 2010 and 2009, respectively. Rent commitments under non-cancelable operating leases were as follows, before considering renewal options that generally are present (dollars in thousands):

2012	$58
2013	35

Total	$93

Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
Goodwill And Intangible Assets

Note 6 – Goodwill and Intangible Assets

Goodwill

There were no changes in the goodwill balance in 2011 or 2010. ChoiceOne engaged an outside consulting firm to assist management in performing its annual evaluation of goodwill for impairment as of June 30, 2011. The following steps were used in the valuation: determination of the reporting unit, determination of the appropriate standard of value, determination of the appropriate level of value, calculation of fair value, and comparison of the fair value computed to the equity carrying value. It was determined that the relevant reporting unit to be valued was ChoiceOne Bank. The standard of value used in the valuation was fair value as determined by generally accepted accounting principles. The appropriate level of value was determined to be the controlling interest level. The appraisal methodology used to calculate the fair value included the income approach, which was a discounted cash flow value based on projected earnings capacity. The income approach used a discount rate of 12.90%, a growth assumption of 0.2% for assets for the first year and 1.0% in subsequent years, and an assumption of cost savings of 20% of noninterest expense as a result of synergies and cost reductions from a change in control. The appraisal methodology also included the market approach, which was based on price-to-earnings multiples, price-to-tangible book value ratios, and core deposit premiums for selected bank sale transactions. The asset approach was also an approach that was reviewed, but it was not used in determining the fair value since it did not render a control level indication of value. The results from the valuation approaches were used to calculate an estimate of the fair value of ChoiceOne's equity, which was compared to the carrying value of equity to determine whether the Step 1 test under generally accepted accounting principles that govern the valuation of goodwill was passed. The goodwill analysis determined that the fair value of ChoiceOne's equity exceeded the carrying value by 7.8%. Based on this assessment, management believed that there was no indication of goodwill impairment at June 30, 2011. Based on the testing performed and a review of factors that might impact ChoiceOne's stock value subsequent to the annual evaluation, no impairment of goodwill was deemed to exist as of December 31, 2011.

Acquired Intangible Assets

Information for acquired intangible assets at December 31 follows:

(Dollars in thousands)

	2011		2010

	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization

Core deposit intangible	$4,134	$2,136	$4,134	$1,723
Other intangible assets	348	174	348	139

Totals	$4,482	$2,310	$4,482	$1,862

The core deposit intangible and other intangible assets are being amortized on a straight-line basis over ten years. Aggregate amortization expense was $448,000, $448,000 and $469,000 for 2011, 2010 and 2009, respectively. The estimated amortization expense for the next five years ending December 31 is as follows:

(Dollars in thousands)

	Core Deposit Intangible	Other Intangible Assets	Total

2012	$414	$35	$449
2013	413	35	448
2014	413	35	448
2015	413	35	448
2016	345	34	379

Total	$1,998	$174	$2,172

Other Real Estate Owned	12 Months Ended
Dec. 31, 2011
Other Real Estate Owned [Abstract]
Other Real Estate Owned

Note 7 – Other Real Estate Owned

Other real estate owned represents residential and commercial properties primarily owned as a result of loan collection activities and is reported net of a valuation allowance. Activity within other real estate owned was as follows:

(Dollars in thousands)

	2011	2010	2009

Balance, beginning of year	$1,953	$2,201	$3,692
Transfers from loans	2,972	1,358	3,489
Reclassification to buildings	—	—	(331)
Proceeds from sales	(3,015)	(1,174)	(4,200)
Gains/(losses) on sales	279	96	(7)
Write-downs	(255)	(528)	(442)

Balance, end of year	$1,934	$1,953	$2,201

Activity in the valuation allowance on other real estate owned was as follows:

(Dollars in thousands)

	2011	2010	2009

Balance, beginning of year	$909	$438	$206
Write-downs charged to expense	255	528	442
Deletions from sales of other real estate owned	(167)	(57)	(210)

Balance, end of year	$997	$909	$438

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

Note 8 – Deposits

Deposit balances as of December 31 consisted of the following:

(Dollars in thousands)

	2011	2010

Noninterest-bearing demand deposits	$78,263	$66,932
Interest-bearing demand deposits	64,498	59,853
Money market deposits	63,007	59,021
Savings deposits	46,737	43,572
Local certificates of deposit	144,983	152,602
Brokered certificates of deposit	5,877	7,904

Total deposits	$403,365	$389,884

Scheduled maturities of certificates of deposit at December 31 were as follows:

(Dollars in thousands)

2012	$107,117
2013	26,084
2014	4,721
2015	5,180
2016	6,755
Thereafter	1,003

Total	$150,860

The Bank had certificates of deposit issued in denominations of $100,000 or greater totaling $70.9 million and $72.6 million at December 31, 2011 and 2010, respectively. The Bank had brokered certificates of deposit totaling $5.9 million at December 31, 2011 compared to $7.9 million at December 31, 2010. As of December 31, 2011, the weighted average interest rate on these brokered certificates of deposit was 1.19% with maturities ranging from June 2012 to May 2013. In addition, the Bank had $18.3 million of certificates of deposit as of December 31, 2011 and $18.5 million as of December 31, 2010 that had been issued through the Certificate of Deposit Account Registry Service (CDARS). Although certificates of deposit issued through CDARS are issued to local customers, this type of deposit is classified as brokered deposits for regulatory purposes.

Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Repurchase Agreements [Abstract]
Repurchase Agreements

Note 9 – Repurchase Agreements

Securities sold under agreements to repurchase are advances to the Bank by customers or another bank. These agreements are direct obligations of the Bank and are secured by securities held in safekeeping at a correspondent bank. Repurchase agreements with Bank customers mature daily. As of December 31, 2011 and December 31, 2010, the Bank had a $5 million structured repurchase agreement with a correspondent bank maturing on July 31, 2012 with a fixed interest rate of 4.55%. The repurchase agreement became putable by the correspondent quarterly starting July 1, 2009. Information regarding repurchase agreements follows:

(Dollars in thousands)

	2011	2010

Outstanding balance at December 31	$21,869	$22,249
Average interest rate at December 31	1.27%	1.33%
Average balance during the year	$20,815	$19,269
Average interest rate during the year	1.38%	1.58%
Maximum month end balance during the year	$22,249	$22,249

Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances [Abstract]
Federal Home Loan Bank Advances

Note 10 – Federal Home Loan Bank Advances

At December 31, advances from the Federal Home Loan Bank (the "FHLB") were as follows:

(Dollars in thousands)

	2011	2010

Maturities ranging from November 2012 to November 2024, fixed interest rates ranging from 2.54% to 4.16%, with an average rate of 3.58%	$8,447

Maturities ranging from January 2011 to November 2024, fixed interest rates ranging from 2.54% to 4.16%, with an average rate of 3.58%		$8,473

Total advances outstanding at year-end	$8,447	$8,473

Penalties are charged on fixed rate advances that are paid prior to maturity. No fixed rate advances were paid prior to maturity in 2011, 2010 or 2009. Advances maturing in 2012 and 2013 may be converted to a variable rate by the FHLB. If the FHLB exercises its option, the Bank may prepay the advance without penalty. Advances were secured by residential real estate loans with a carrying value of approximately $69 million at December 31, 2011 and $66 million at December 31, 2010. Based on this collateral, the Bank was eligible to borrow an additional $37 million at year-end 2011. The scheduled maturities of advances from the FHLB at December 31, 2011 were as follows (dollars in thousands):

2012	$5,027
2013	3,028
2014	29
2015	30
2016	32
Thereafter	301

Total	$8,447

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 11 – Income Taxes

Information as of December 31 and for the year follows:

(Dollars in thousands)

	2011	2010	2009

Provision for Income Taxes
Current federal income tax expense	$682	$817	$215
Deferred federal income tax expense/(benefit)	378	(163)	(410)

Income tax expense/(benefit)	$1,060	$654	$(195)

	2011	2010	2009

Reconciliation of Income Tax Provision to Statutory Rate
Income tax computed at statutory federal rate of 34%	$1,555	$1,144	$436
Tax exempt interest income	(437)	(483)	(608)
Tax exempt earnings on bank-owned life insurance	(121)	(122)	(124)
Nondeductible interest expense	16	25	44
Other items	47	90	57

Income tax expense/(benefit)	$1,060	$654	$(195)

Effective income tax rate	23%	19%	(15)%

Components of Deferred Tax Assets and Liabilities	2011	2010

Deferred tax assets:
Allowance for loan losses	$779	$773
Deferred compensation	341	377
Write-downs on other real estate owned	339	309
Alternative minimum tax credit carryforward	75	154
Nonaccrual loan interest	57	124
Purchase accounting adjustments from merger	39	83
Other	231	259

Total deferred tax assets	1,861	2,079

Deferred tax liabilities:
Depreciation	1,382	1,142
Unrealized gains on securities available for sale	1,157	369
Purchase accounting adjustments from merger	743	883
Loan servicing rights	108	118
Post-retirement benefits obligation	87	95
Other	186	116

Total deferred tax liabilities	3,663	2,723

Net deferred tax liabilities	$(1,802)	$(644)

ChoiceOne had a deferred tax asset of $45,000 as of December 31, 2011 and $69,000 as of December 31, 2010 that resulted from capital losses incurred on the sales of equity securities in 2009 and 2010. A capital loss of $72,000 was carried back to 2007 during 2011 which utilized $24,000 of the deferred tax asset. A valuation allowance of $45,000 had been recorded as of December 31, 2011 and December 31, 2010 due to the uncertainty as to ChoiceOne's ability to generate capital gains in the future that can offset the capital loss carryforward. ChoiceOne also had a deferred tax asset of $44,000 as of December 31, 2011 and $42,000 as of December 31, 2010 that was related to unexercised stock options. A valuation allowance for the entire balance had been recorded due to the fact that the exercise price of all of the options was higher than the market price of ChoiceOne's stock as of the end of both 2011 and 2010. The valuation allowances totaling $89,000 as of December 31, 2011 and $87,000 as of December 31, 2010 have been netted against the total deferred tax assets listed above.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

Note 12 – Related Party Transactions

Loans to executive officers, directors and their affiliates were as follows at December 31:

(Dollars in thousands)

	2011	2010

Balance, beginning of year	$6,568	$5,786
New loans	948	2,152
Repayments	(1,262)	(1,370)

Balance, end of year	$6,254	$6,568

Deposits from executive officers, directors and their affiliates were $14.8 million and $13.5 million at December 31, 2011 and 2010, respectively.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

Note 13 – Employee Benefit Plans

401(k) Plan:

The 401(k) plan allows employees to contribute up to the IRS maximum. Matching company contributions to the plan are discretionary. Expense of this plan was $115,000, $112,000, and $0 in 2011, 2010, and 2009, respectively.

Employee Stock Ownership Plan:

Employees participate in an Employee Stock Ownership Plan (the "ESOP"). ChoiceOne may make discretionary contributions to the ESOP. Shares of ChoiceOne common stock are allocated to participants based on relative compensation earned and compensation expense is recorded when allocated. Dividends on allocated shares increase the participant accounts. Participants become fully vested upon completing six years of qualifying service. Participants receive the shares at the end of employment. A participant may require stock received to be repurchased by ChoiceOne at any time. ChoiceOne did not contribute to the ESOP nor was any expense recorded in 2011, 2010, or 2009.

Shares held by the ESOP as of December 31 were as follows:

(Dollars in thousands)

	2011	2010	2009

Shares allocated to participants	5,355	5,355	5,355
Shares unallocated	–	–	–

Total shares of ChoiceOne stock held by ESOP	5,355	5,355	5,355

Fair value of allocated shares, subject to repurchase obligation, recorded in other liabilities	$66	$64	$48

Post-retirement Benefits Plan:

ChoiceOne maintains an unfunded post-retirement health care plan, which permits employees (and their dependents) the ability to participate upon retirement from ChoiceOne. ChoiceOne does not pay any portion of the health care premiums charged to its retired participants. A liability has been accrued for the obligation under this plan. ChoiceOne incurred negative post-retirement benefit expense of $11,000 in 2011, $15,000 in 2010, and $17,000 in 2009. The post-retirement obligation liability was $131,000 as of December 31, 2011 and $119,000 as of December 31, 2010.

Deferred Compensation Plans:

A deferred director compensation plan covers former directors of Valley Ridge Bank, which was acquired by ChoiceOne in 2006. Under the plan, ChoiceOne pays each former director the amount of director fees deferred plus interest at rates ranging from 0.90% to 5.84% over various periods as elected by each director. The payout periods range from one month to ten years beginning with the individual's termination of service. A liability has been accrued for the obligation under this plan. ChoiceOne incurred deferred compensation plan expense of $17,000, $20,000, and $28,000 in 2011, 2010, and 2009, respectively. The deferred compensation liability was $287,000 as of December 31, 2011 and $357,000 as of December 31, 2010.

A supplemental retirement plan covers four former executive officers of Valley Ridge Bank. Under the plan, ChoiceOne pays these individuals a specific amount of compensation plus interest at 7.50% over a 15-year period commencing upon early retirement age (as defined in the plan) or normal retirement age (as defined in the plan). A liability has been accrued for the obligation under this plan. ChoiceOne incurred deferred compensation plan expense of $32,000 in 2011, $41,000 in 2010, and $76,000 in 2009. Deferred compensation liabilities of $715,000 and $751,000 were outstanding as of December 31, 2011 and December 31, 2010, respectively.

Stock Options	12 Months Ended
Dec. 31, 2011
Stock Options [Abstract]
Stock Options

Note 14 – Stock Options

Options to buy stock are granted to key employees under an incentive stock option plan to provide them with an additional equity interest in ChoiceOne. The plan provides for the issuance of up to 147,767 shares of common stock. ChoiceOne recognized compensation expense of $5,000 in 2011, $15,000 in 2010, and $22,000 in 2009 in connection with stock options that vested for current participants during these years. The maximum option term is 10 years and options vest over 3 years. At December 31, 2011, there were 98,835 options available for future grants.

A summary of the activity in the plan follows:

	2011		2010		2009

	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price

Options outstanding, beginning of year	49,232	$16.46	49,232	$16.46	49,232	$16.46
Options granted	–	–	–	–	–	–
Options exercised	2,576	$13.44	–	–	–	–
Options forfeited or expired	–	–	–	–	–	–

Options outstanding, end of year	46,656	$16.62	49,232	$16.46	49,232	$16.46

Options exercisable at December 31	46,656	$16.62	46,357	$16.64	41,107	$16.78

The range of prices for options outstanding and exercisable at the end of 2011 ranged from $13.04 to $21.43 per share. The weighted average remaining contractual life of options outstanding and exercisable at the end of 2011 was approximately 3.7 years. The exercise price of all options outstanding was higher than ChoiceOne's closing stock price as of the end of 2011. As a result, the aggregate intrinsic value of both options outstanding and options exercisable was $0 as of December 31, 2011. The number of options, weighted average exercise prices, and fair value of options granted has been adjusted for all stock dividends and splits. Information pertaining to options outstanding at December 31, 2011 is as follows:

Exercise price of stock options:	Number of options outstanding at year-end	Number of options exercisable at year-end	Average remaining contractual life (in years)
$13.04	3,306	3,306	0.14
$13.50	10,000	10,000	6.07
$13.70	4,725	4,725	1.04
$16.31	6,299	6,299	2.06
$17.95	9,500	9,500	5.05
$18.85	6,000	6,000	4.05
$21.43	6,826	6,826	3.05

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model. ChoiceOne uses historical data to estimate the volatility of the market price of ChoiceOne stock and employee terminations within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. No options were granted in 2011, 2010, or 2009.

During 2011, 2,875 shares were vested at an average exercise price of $13.50. As of December 31, 2011, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the plan.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

Note 15 – Earnings Per Share

(Dollars in thousands, except per share data)

	2011	2010	2009

Basic
Net income	$3,513	$2,711	$1,478

Weighted average common shares outstanding	3,286,969	3,273,151	3,255,984

Basic earnings per common share	$1.07	$0.83	$0.45

Diluted
Net income	$3,513	$2,711	$1,478

Weighted average common shares outstanding	3,286,969	3,273,151	3,255,984
Plus: dilutive effect of assumed exercises of stock options	–	–	–

Average shares and dilutive potential common shares	3,286,969	3,273,151	3,255,984

Diluted earnings per common share	$1.07	$0.83	$0.45

There were 46,656 stock options as of December 31, 2011 and 49,232 as of December 31, 2010 and December 31, 2009 considered to be anti-dilutive to earnings per share and thus have been excluded from the calculations above.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)

Note 16 – Other Comprehensive Income (Loss)

Other comprehensive income (loss) components and related taxes follow:

(Dollars in thousands)

	2011	2010	2009

Unrealized holding gains on available for sale securities	$2,448	$635	$1,364
Less reclassification adjustments for gains included in net income	129	443	355

Net unrealized gains	2,319	192	1,009
Less tax effect	789	65	344

Net-of-tax amount	1,530	127	665

Change in funded status of post-retirement benefit plan	(23)	(21)	9
Tax effect	(8)	(7)	3

Net-of-tax amount	(15)	(14)	6

Total	$1,515	$113	$671

Accumulated other comprehensive income, a component of equity, was comprised of the following at December 31:

(Dollars in thousands)

	2011	2010

Unrealized holding gains on available for sale securities	$3,402	$1,083
Unrecognized actuarial gains on post-retirement benefit plan	258	281
Tax effect	(1,245)	(464)

Net accumulated other comprehensive income	$2,415	$900

Condensed Financial Statements Of Parent Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Statements Of Parent Company [Abstract]
Condensed Financial Statements Of Parent Company

Note 17 – Condensed Financial Statements of Parent Company

Condensed Balance Sheets

(Dollars in thousands)

	December 31
	2011	2010

Assets
Cash	$487	$201
Securities available for sale	218	207
Other assets	26	76
Investment in ChoiceOne Bank	57,264	53,899

Total assets	$57,995	$54,383

Liabilities
Mandatory redeemable shares under ESOP, at fair value	$65	$64
Other liabilities	26	6

Total liabilities	91	70

Shareholders' equity	57,904	54,313

Total liabilities and shareholders' equity	$57,995	$54,383

Condensed Statements of Income

(Dollars in thousands)

	Years Ended December 31
	2011	2010	2009

Interest and dividends from ChoiceOne Bank	$1,695	$1,641	$938
Interest and dividends from other securities	7	7	17
Gains on sales of securities	—	—	17
Other income	33	—	—

Total income	1,735	1,648	972
Other expenses	81	67	67

Income before income tax and equity in undistributed net income of subsidiary	1,654	1,581	905
Income tax benefit	16	23	17

Income before equity in undistributed net income of subsidiary	1,670	1,604	922
Equity in undistributed net income of subsidiary	1,843	1,107	556

Net income	$3,513	$2,711	$1,478

Condensed Statements of Cash Flows

(Dollars in thousands)

	Years Ended December 31
	2011	2010	2009

Cash flows from operating activities:
Net income	$3,513	$2,711	$1,478
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed net income of subsidiary	(1,843)	(1,107)	(556)
Amortization	—	—	2
Gains on sales of securities	—	—	(17)
Changes in other assets	50	(17)	3
Changes in other liabilities	17	(18)	30

Net cash from operating activities	1,737	1,569	940

Cash flows from investing activities:
Sales of securities	—	—	524
Maturities of securities	—	200	—
Purchases of securities	—	(202)	—

Net cash from investing activities	—	(2)	524

Cash flows from financing activities:
Issuance of common stock	127	125	126
Cash dividends paid	(1,578)	(1,572)	(1,563)

Net cash from financing activities	(1,451)	(1,447)	(1,437)

Net change in cash and cash equivalents	286	120	27
Beginning cash and cash equivalents	201	81	54

Ending cash and cash equivalents	$487	$201	$81

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments

Note 18 – Financial Instruments

Financial instruments as of December 31 were as follows:

(Dollars in thousands)

	2011		2010

	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Assets:
Cash and due from banks	$17,125	$17,125	$19,074	$19,074
Federal funds sold	—	—	5,000	5,000
Securities available for sale	114,276	114,276	90,820	90,820
Federal Home Loan Bank and Federal Reserve Bank stock	3,749	3,749	4,159	4,159
Loans held for sale	1,262	1,262	1,610	1,610
Loans, net	314,914	319,017	312,211	314,781
Accrued interest receivable	2,106	2,106	2,000	2,000

Liabilities:
Demand, savings and money market deposits	252,505	252,505	229,378	229,378
Time deposits	150,860	151,881	160,506	159,616
Repurchase agreements	21,869	21,083	22,249	22,251
Advances from Federal Home Loan Bank	8,447	8,664	8,473	8,947
Accrued interest payable	176	176	231	231

The estimated fair values approximate the carrying amounts for all assets and liabilities except those described later in this paragraph. The methodology for determining the estimated fair value for securities available for sale is described in Note 19. The estimated fair value for loans is based on the rates charged at December 31 for new loans with similar maturities, applied until the loan is assumed to reprice or be paid. The allowance for loan losses is considered to be a reasonable estimate of discount for credit quality concerns. The estimated fair values for time deposits and FHLB advances are based on the rates paid at December 31 for new deposits or FHLB advances, applied until maturity. The estimated fair values for other financial instruments and off-balance sheet loan commitments are considered nominal.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 19 – Fair Value Measurements

The following tables present information about the Bank's assets and liabilities measured at fair value on a recurring basis at December 31, 2011 and December 31, 2010, and the valuation techniques used by the Bank to determine those fair values.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Bank has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Bank's assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

There were no liabilities measured at fair value as of December 31, 2011 or December 31, 2010. Disclosures concerning assets measured at fair value are as follows:

Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at Date Indicated
Investment Securities, Available for Sale – December 31, 2011
U.S. Government and federal agency	$—	$40,413	$—	$40,413
State and municipal	—	52,228	2,271	54,499
Mortgage-backed	—	9,780	—	9,780
Corporate	—	6,011	—	6,011
FDIC-guaranteed financial institution debt	—	2,038	—	2,038
Equity securities	—	1,035	500	1,535

Total	$—	$111,505	$2,771	$114,276

Investment Securities, Available for Sale – December 31, 2010
U.S. Government and federal agency	$—	$29,066	$—	$29,066
State and municipal	—	45,281	2,339	47,620
Mortgage-backed	—	7,599	—	7,599
Corporate	—	2,883	—	2,883
FDIC-guaranteed financial institution debt	—	2,053	—	2,053
Equity securities	—	1,099	500	1,599

Total	$—	$87,981	$2,839	$90,820

Securities classified as available for sale are generally reported at fair value utilizing Level 2 inputs. ChoiceOne's external investment advisor obtained fair value measurements from an independent pricing service that uses matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted securities (Level 2 inputs). The fair value measurements considered observable data that may include dealer quotes, market spreads, cash flows and the bonds' terms and conditions, among other things. Securities classified in Level 2 included U.S. Government and federal agency securities, state and municipal securities, mortgage-backed securities, corporate bonds, FDIC- guaranteed financial institution debt, and equity securities. The Company classified certain state and municipal securities and privately issued trust preferred securities as Level 3. Based on the lack of observable market data, estimated fair values were based on the observable data available and reasonable unobservable market data.

ChoiceOne reviewed the methodologies used to estimate the fair values of all securities in 2010. Based on an updated analysis, it was determined that the fair values of U.S. Government and federal agency securities, corporate securities, and FDIC-guaranteed financial institution debt were based upon Level 2 inputs. These securities classes, which were previously disclosed as based on Level 1 inputs, have been adjusted accordingly.

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)

	2011	2010

Investment Securities, Available for Sale
Balance, January 1	$2,839	$2,807
Total realized and unrealized gains included in income	—	—
Total unrealized gains included in other comprehensive income	164	10
Net purchases, sales, calls, and maturities	(299)	(284)
Net transfers into Level 3	67	306

Balance, December 31	$2,771	$2,839

Of the Level 3 assets that were still held by the Bank at December 31, 2011, the net unrealized gain for the twelve months ended December 31, 2011 was $164,000, which is recognized in other comprehensive income in the consolidated balance sheet. There were no sales or purchases of Level 3 securities in 2011. One security was reclassified from a Level 2 measurement of fair value to a Level 3 measurement in both 2010 and 2011 as a result of a change in the marketability of the security.

Both observable and unobservable inputs may be used to determine the fair value of positions classified as Level 3 assets and liabilities. As a result, the unrealized gains and losses for these assets and liabilities presented in the tables above may include changes in fair value that were attributable to both observable and unobservable inputs.

Available for sale investment securities categorized as Level 3 assets consist of bonds issued by local municipalities and a trust-preferred security. The Bank estimates the fair value of these assets based on the present value of expected future cash flows using management's best estimate of key assumptions, including forecasted interest yield and payment rates, credit quality and a discount rate commensurate with the current market and other risks involved.

The Bank also has assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets are not normally measured at fair value, but can be subject to fair value adjustments in certain circumstances, such as impairment. Disclosures concerning assets measured at fair value on a non-recurring basis are as follows:

Assets Measured at Fair Value on a Non-recurring Basis

(Dollars in Thousands)

	Balance at Dates Indicated	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for the Period Ended
Impaired Loans
December 31, 2011	$4,501	$–	$–	$4,501	$501
December 31, 2010	$6,573	$–	$–	$6,573	$164

Other Real Estate
December 31, 2011	$1,934	$–	$–	$1,934	$255
December 31, 2010	$1,953	$–	$–	$1,953	$528

Impaired loans categorized as Level 3 assets consist of non-homogeneous loans that are considered impaired. The Bank estimates the fair value of the loans based on the present value of expected future cash flows using management's best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals). The changes in fair value consisted of charge-downs of impaired loans that were posted to the allowance for loan losses and write-downs of other real estate owned that were posted to a valuation account. The fair value of other real estate owned was based on appraisals or other reviews of property values, adjusted for estimated costs to sell.

Off-Balance Sheet Activities	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Activities [Abstract]
Off-Balance Sheet Activities

Note 20 – Off-Balance Sheet Activities

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customers' financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amount of financial instruments with off-balance sheet risk was as follows at December 31:

(Dollars in thousands)

	2011		2010

	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate

Unused lines of credit and letters of credit	$2,868	$47,217	$5,370	$42,985
Commitments to fund loans (at market rates)	3,610	1,919	5,088	3,000

Commitments to fund loans are generally made for periods of 180 days or less. The fixed rate loan commitments have interest rates ranging from 3.63% to 7.25% and maturities ranging from 1 year to 30 years.

Regulatory Capital	12 Months Ended
Dec. 31, 2011
Regulatory Capital [Abstract]
Regulatory Capital

Note 21 – Regulatory Capital

ChoiceOne Bank is subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If only adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as are asset growth and expansion, and plans for capital restoration are required. At year-end 2011 and 2010, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank's categories.

Actual capital levels and minimum required levels for ChoiceOne Bank were as follows:

(Dollars in thousands)

	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required to be Well Capitalized Under Prompt Corrective Action Regulations

	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31, 2011
Total capital (to risk weighted assets)	$43,042	12.5%	$27,510	8.0%	$34,387	10.0%
Tier 1 capital (to risk weighted assets)	38,960	11.3	13,755	4.0	20,632	6.0
Tier 1 capital (to average assets)	38,960	8.3	18,801	4.0	23,502	5.0

December 31, 2010
Total capital (to risk weighted assets)	$40,588	12.1%	$26,787	8.0%	$33,483	10.0%
Tier 1 capital (to risk weighted assets)	36,654	10.9	13,393	4.0	20,090	6.0
Tier 1 capital (to average assets)	36,654	7.9	18,502	4.0	23,128	5.0

Banking regulations limit capital distributions by state-chartered banks. Generally, capital distributions are limited to undistributed net income for the current and prior two years. At December 31, 2011, approximately $3,506,000 was available for ChoiceOne Bank to pay dividends to ChoiceOne Financial Services, Inc. ChoiceOne's ability to pay dividends to shareholders is dependent on the Bank, which is restricted by state law and regulations.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

Note 22 – Quarterly Financial Data (Unaudited)

(Dollars in thousands)

				Earnings Per Share
	Interest Income	Net Interest Income	Net Income	Basic	Fully Diluted

2011
First Quarter	$5,282	$4,345	$704	$0.21	$0.21
Second Quarter	5,386	4,472	904	0.28	0.28
Third Quarter	5,399	4,523	886	0.27	0.27
Fourth Quarter	5,408	4,582	1,019	0.31	0.31

2010
First Quarter	$5,438	$4,060	$644	$0.20	$0.20
Second Quarter	5,494	4,210	669	0.20	0.20
Third Quarter	5,507	4,289	739	0.23	0.23
Fourth Quarter	5,522	4,436	659	0.20	0.20

There were no significant fluctuations in the quarterly financial data in 2010 or 2011. The growth in net income that occurred in 2011 was due to increased net interest income and noninterest income.